UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09635
Exact name of registrant as specified in charter:	Valgro Funds, Inc.
Address of principal executive offices:	377 Warren Drive
San Francisco, CA 94131-1033
Name and address of agent for service:	Robert Allen Rintel
377 Warren Drive
San Francisco, CA 94131-1033
Registrant's telephone number, including area code:	(415) 665-5520
Date of fiscal year end:	10/31
Date of reporting period:	5/1/04-7/31/04

N-Q Contents

  Title Page
  Schedule of Investments
  Notes to Financial Statement
  Controls and Procedures
  Exhibits
  Signatures

Investments

Valgro Fund
SCHEDULE OF INVESTMENT SECURITIES
July 31, 2004 (Unaudited)
(all percentages relative to total value of investment securities)
	Shares	Value
COMPUTER-RELATED COMMON STOCK: 25.4%
Computer Software: 4.3%
Adobe Systems Inc.	900	$37,962.00
Red Hat, Inc.	1,700	29,104.00
Internet: 11.4%
Amazon.com Inc.	900	35,028.00
DoubleClick Inc.	5,200	26,884.00
Macromedia, Inc.	1,800	36,360.00
RealNetworks, Inc.	7,200	40,608.00
Yahoo! Inc.	1,300	40,040.00
Semiconductors: 9.7%
Advanced Micro Devices, Inc.	2,700	33,723.00
Applied Materials, Inc.	2,300	39,031.00
Intel Corporation	1,500	36,570.00
Rambus, Inc.	2,500	41,975.00
TOTAL COMPUTER-RELATED:		397,285.00
BIOTECH COMMON STOCK: 26.7%
Pharmaceuticals: 26.7%
Abbott Labs	1,000	39,350.00
Abgenix, Inc.	3,800	37,164.00
Amgen Inc.	800	45,504.00
Cell Genesys, Inc.	4,500	32,445.00
Genentech Inc.	800	38,944.00
Geron Corporation	5,400	34,830.00
Human Genome Sciences, Inc.	4,000	40,120.00
ImClone Systems Incorporated	600	35,268.00
Millennium Pharmaceuticals Inc.	3,100	34,472.00
ONYX Pharmaceuticals, Inc.	1,100	37,543.00
Tanox, Inc.	2,700	42,309.00
TOTAL BIOTECH:		417,949.00
EXCHANGE-TRADED INDEX FUNDS: 47.9%
Nasdaq 100 Trust	21,500	750,135.00
TOTAL EXCHANGE-TRADED INDEX FUNDS:		750,135.00
TOTAL INVESTMENT SECURITIES: 100.0% (cost $1,536,413.36)		$1,565,369.00

The accompanying notes are an integral part of this financial statement.

Valgro Fund
NOTES TO FINANCIAL STATEMENTS
For the Period Ended 7/31/04 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

"Valgro Fund" and "the Fund" refer to Valgro Funds, Inc. The Fund is an Illinois corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Security Valuation

Investments in securities are stated at the official closing prices during regular-hours trading on the principal exchange or market where they are traded, or the average of the closing bid & ask prices when no trades occurred.

Other

The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or on the date the dividend is made known, whichever comes first. Interest income is recognized on an accrual basis when material.

Controls and Procedures

Robert Rintel, the Fund's President and Chief Financial Officer, concluded on August 31, 2004 that the Fund's disclosure controls and procedures are effective.

No change in these occurred during the period of this report that has materially affected, or is reasonably likely to materially affect, internal control over financial reporting.

Exhibits

  Certifications: document attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valgro Funds, Inc.
By Robert Rintel, President
Date: August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Robert Rintel, President & Chief Financial Officer
Date: August 31, 2004